GOVERNMENT GRANTS (Detail Textuals) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Government Grants [Abstract]
Other income recognized	$ 3.4	20.7	$ 2.3	14.2	$ 2.6	16.2
Guilin JFT received grant from Guilin government	$ 0.7	4.4	$ 2.3	14.0